Convertible redeemable preferred shares - Accounting for preferred shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable preferred shares
Accretion of preferred shares	¥ 660,070	¥ 509,281		¥ 329,737
Issuance costs for preferred shares	¥ 0	¥ 19,549	¥ 0